Accumulated Other Comprehensive Income (Loss) and Other Comprehensive Income (Loss) - Schedule of Components of Other Comprehensive Income (Loss) that have been Reclassified (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [LineItems]
Other comprehensive income (loss), before income taxes	$ (43.3)	$ (238.1)	$ 137.3
Total tax expense (benefit) for the period	5.0	(90.4)	49.1
Other comprehensive income (loss), net of tax	(48.3)	(147.7)	88.2
Change in Derivative Cash Flow Hedges [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [LineItems]
Other comprehensive income (loss), before income taxes	14.1	(11.8)	(1.4)
Total tax expense (benefit) for the period	5.3	(4.4)	(0.5)
Other comprehensive income (loss), net of tax	8.8	(7.4)	(0.9)
Change in Pension and OPEB Liability Adjustments [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [LineItems]
Other comprehensive income (loss), before income taxes	25.1	(168.6)	173.4
Total tax expense (benefit) for the period	9.4	(63.1)	64.3
Other comprehensive income (loss), net of tax	15.7	(105.5)	109.1
Settlement loss (Curtailment gain)		5.8	(15.5)
Settlement loss (Curtailment gain)		5.8	(15.5)
Amortization of actuarial gain (loss) and prior service credit	(7.5)	(9.5)	(0.2)
Other Comprehensive Loss Reclassifications [Member] | Change in Derivative Cash Flow Hedges [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [LineItems]
Other comprehensive income (loss), net of tax	(6.9)
Other Comprehensive Loss Reclassifications [Member] | Change in Pension and OPEB Liability Adjustments [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [LineItems]
Other comprehensive income (loss), before income taxes	(7.5)	(3.7)	(15.7)
Other comprehensive income (loss), net of tax	(4.7)	(2.3)	(9.7)
Settlement loss (Curtailment gain)		5.8	(15.5)
Settlement loss (Curtailment gain)		5.8	(15.5)
Other Comprehensive Loss Reclassifications [Member] | Cost of Sales [Member] | Change in Derivative Cash Flow Hedges [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [LineItems]
Other comprehensive income (loss), before income taxes	(11.1)
Other Comprehensive Loss Reclassifications [Member] | Provision for Income Taxes [Member] | Change in Derivative Cash Flow Hedges [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [LineItems]
Total tax expense (benefit) for the period	(4.2)
Other Comprehensive Loss Reclassifications [Member] | Provision for Income Taxes [Member] | Change in Pension and OPEB Liability Adjustments [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [LineItems]
Total tax expense (benefit) for the period	(2.8)	(1.4)	(6.0)
Other Comprehensive Loss Reclassifications [Member] | Cost of Sales and Selling, General and Administrative Expenses [Member] | Change in Pension and OPEB Liability Adjustments [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [LineItems]
Amortization of actuarial gain (loss) and prior service credit	$ (7.5)	$ (9.5)	$ (0.2)